UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Allen Investment Management LLC
Address: 711 Fifth Avenue
         New York, NY  10022

13F File Number:  28-11378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard M. Felson
Title:     Vice President
Phone:     (212) 832-8000

Signature, Place, and Date of Signing:

     /s/ Howard M. Felson     New York, NY/USA     February 08, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     7

Form13F Information Table Value Total:     $155,771 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-12302                      Allen Operations LLC
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CF INDS HLDGS INC              COM              125269100    36312   400000 SH       DEFINED 1              400000        0        0
CHATTEM INC                    COM              162456107    40679   436000 SH       DEFINED 1              436000        0        0
EMULEX CORP                    COM NEW          292475209     3325   305000 SH       DEFINED 1              305000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    14487   135000 SH       DEFINED 1              135000        0        0
SUN MICROSYSTEMS INC           COM NEW          866810203    18740  2000000 SH       DEFINED 1             2000000        0        0
TERRA INDS INC                 COM              880915103     9657   300000 SH       DEFINED 1              300000        0        0
XTO ENERGY INC                 COM              98385X106    32571   700000 SH       DEFINED 1              700000        0        0